Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (393,639)	$ (789)	$ (1,895)	$ (1,113,645)	$ (240,700)
Changes in operating assets and liabilities:
Prepaid expenses				136,233	(464,968)
Derivative liability				(76,588)	76,588
Accrued expenses				575,217	200,247
Net cash used in operating activities			(48,075)	(588,350)	(428,833)
Cash flows from investing activities:
Cash deposited into Trust Account				(2,698,306)	(75,750,000)
Net cash used in investing activities				(2,698,306)	(75,750,000)
Cash flows from financing activities:
Sales of units in public offering				2,698,306	75,000,000
Advance from related party			9,410
Proceeds from issuance of note payable – related party			719,084
Sales of units in private offering					3,176,000
Payment of offering costs					(1,093,778)
Proceeds from issuance of Class B common stock			22,063		25,000
Net cash provided by financing activities			750,557	2,698,306	77,107,222
Net change in cash			702,482	(588,350)	928,389
Cash at beginning of period				928,389
Cash at end of period	340,039	702,482	702,482	340,039	928,389
Non-cash financing activities:
Private placement units proceeds in excess of fair value					746,360
Deferred offering costs included in accrued offering costs		272,759	272,759
Initial classification of potentially redeemable Class A common stock				2,698,306	75,750,000
Class B common stock issued for subscription receivables		$ 2,937	2,937
Business combination fee payable					$ 3,375,000
Cash flows from operating activities:
Interest income earned on Trust assets				(109,567)
Deferred offering costs paid			(47,848)
Accrued formation costs			$ 1,668